Net Loss Per Common Share - Additional Information (Detail) - shares shares in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Share-based Payment Arrangement, Option [Member]
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	5,092	5,554